Other Financial Assets At Amortised Cost (Tables)	6 Months Ended
Jun. 30, 2020
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Amortised Cost

	30 June 2020	31 December 2019
	£m	£m
Asset backed securities	507	532
Debt securities	4,372	6,524
	4,879	7,056